RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2024
RESTRUCTURING CHARGES [Abstract]
Summary of Changes in Company's Restructuring Liability

Changes in the Company’s restructuring liability through December 31, 2024 were as follows (in thousands):

Balance — December 31, 2022	$—
Restructuring charges (excluding share-based compensation expense)	21,459
Payments	(11,734)
Balance — December 31, 2023	$9,725
Restructuring charges (excluding share-based compensation expense)	13,978
Payments	(20,471)
Balance — December 31, 2024	$3,232